Putnam Retirement Advantage 2050 Fund
The fund's portfolio
5/31/24 (Unaudited)

ASSET ALLOCATION FUNDS (99.2%)(a)
	Shares	Value
Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	131,660	$1,878,785
Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	409,318	8,341,904

Total asset allocation funds (cost $9,107,581)		$10,220,689

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class G 5.46%(AFF)	83,164	$83,164

Total short-term investments (cost $83,164)		$83,164
TOTAL INVESTMENTS

Total investments (cost $9,190,745)		$10,303,853

	Notes to the fund's portfolio
*	Percentages indicated are based on net assets of $10,306,843.
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from September 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:
							Valuation inputs
	Investments in securities:						Level 1	Level 2	Level 3
	Asset Allocation Funds						$8,341,904	$1,878,785	$—
	Short-Term Investments						—	83,164	—

	Totals by level						$8,341,904	$1,961,949	$—
	Affiliated transactions
(AFF)	Affiliated company. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 5/31/24	Fair value as of 5/31/24
	Putnam Dynamic Asset Allocation Equity Fund Class P	1,310,231	777,387	461,907	7,473	19,296	(55,568)	308,642	131,660	1,878,785
	Putnam Dynamic Asset Allocation Growth Fund Class P	4,759,673	3,674,121	886,354	140,672	95,992	(122,110)	916,574	409,318	8,341,904
	Putnam Short Term Investment Fund Class G	38,213	56,639	11,688	2,071	—	—	—	83,164	83,164

	Totals	$6,108,117	$4,508,147	$1,359,949	$150,216	$115,288	$(177,678)	$1,225,216		$10,303,853
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com